Shareholder Report, Average Annual Return (Details)		12 Months Ended		15 Months Ended				26 Months Ended		27 Months Ended		35 Months Ended		42 Months Ended		54 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		72 Months Ended		73 Months Ended		76 Months Ended		80 Months Ended		88 Months Ended	93 Months Ended		95 Months Ended		96 Months Ended	97 Months Ended		102 Months Ended				112 Months Ended		120 Months Ended
		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025
C000221654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		9.60%																13.64%				12.25%
C000080506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		4.05%																12.59%																												9.09%
C000180195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		10.18%																14.43%																								10.01%
C000080509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		10.18%																14.44%																												10.29%
C000080508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		7.75%																12.92%																												8.89%
C000080507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		3.79%																12.78%																												9.34%
C000080514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		10.12%																13.12%																												7.50%
C000080515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		14.71%																13.55%																												7.31%
C000080516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		16.82%																14.69%																												8.39%
C000127145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		16.91%																14.81%																												8.37%
C000080517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		10.62%																13.16%																												7.47%
C000086335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		0.14%																1.27%																												3.12%
C000185918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		3.04%																2.43%						2.33%
C000086338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		2.89%																2.36%																												3.86%
C000086337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		0.87%																1.34%																												2.81%
C000086336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		(0.44%)																1.17%																												3.12%
C000087296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		11.63%																7.19%																												5.00%
C000087297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		15.84%																7.28%																												4.52%
C000087298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		18.40%																8.70%																												5.87%
C000087295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		11.85%																6.99%																												4.74%
C000221657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		17.74%																7.98%				6.34%
C000221659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		20.55%																16.65%				14.56%
C000087312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		19.38%																16.58%																												13.51%
C000087314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		21.13%																17.33%																												14.33%
C000087313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		19.01%																16.68%																												13.70%
C000087334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		2.32%																5.14%																												4.24%
C000087336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		3.56%																4.87%																												3.70%
C000087337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		5.75%																6.05%																												4.80%
C000185929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		5.70%																6.15%												5.16%
C000087333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		2.69%																5.13%																												4.17%
C000221660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		5.22%																5.47%				5.41%
C000221661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		8.29%																5.07%				4.33%
C000087350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		5.58%																4.71%																												4.22%
C000087354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		8.78%																5.69%																												5.26%
C000087353 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		6.54%																4.46%																												4.03%
C000087351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		5.26%																4.80%																												4.40%
C000087356 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		6.92%																7.04%																												5.89%
C000087358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		8.13%																6.64%																												5.49%
C000087359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		10.48%																7.95%																												6.75%
C000087355 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		7.23%																6.92%																												5.69%
C000221662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		9.98%																7.29%				6.25%
C000221663 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		11.01%																9.43%				8.11%
C000087360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		8.28%																9.05%																												6.79%
C000087364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		11.53%																10.09%																												7.87%
C000087363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		9.22%																8.77%																												6.59%
C000087361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		7.97%																9.15%																												7.00%
C000087366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		9.54%																10.74%																												7.98%
C000087368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		10.87%																10.40%																												7.60%
C000087369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		13.15%																11.69%																												8.86%
C000087365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		9.87%																10.67%																												7.80%
C000221664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		12.61%																11.04%				9.46%
C000221665 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		4.64%																1.41%				1.33%
C000087371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		4.24%																1.47%																												1.68%
C000087370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		5.23%																2.07%																												2.51%
C000087372 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		3.84%																1.56%																												1.89%
C000087374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		1.91%																(0.26%)																												1.94%
C000087376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		4.59%																(0.37%)																												1.46%
C000087377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		7.03%																0.98%																												2.74%
C000127150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		7.03%																1.00%																												2.77%
C000087373 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		2.13%																(0.44%)																												1.76%
C000221666 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Average Annual Return, Percent		6.38%																0.33%				0.19%
C000087378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		3.22%																0.98%																												0.90%
C000195140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		4.38%												3.22%
C000087380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		4.36%																1.68%																												1.64%
C000222390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A2 Shares - Including sales charges
Average Annual Return, Percent		1.99%																1.01%		0.98%
C000087379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		3.04%																1.19%																												1.26%
C000087394 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		23.31%																10.57%																												4.51%
C000087395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		27.99%																10.59%																												4.05%
C000087396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		30.87%																12.13%																												5.38%
C000087393 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		23.55%																10.30%																												4.24%
C000112265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		3.55%																7.72%																												5.50%
C000185940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		6.81%																8.91%																	6.30%
C000112261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		6.73%																8.82%																												6.60%
C000112260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		4.40%																7.46%																												5.30%
C000112258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		3.30%																7.89%																												5.74%
C000112270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		4.50%																8.55%																												5.17%
C000112267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		8.42%																8.68%																												4.69%
C000112268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		10.88%																10.07%																												6.03%
C000112269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		4.77%																8.37%																												4.88%
C000113213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		0.65%																0.31%																												2.01%
C000185944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		3.43%																1.41%						1.60%
C000113212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		3.52%																1.41%																												2.75%
C000221672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Including sales charges
Average Annual Return, Percent		1.72%																0.71%				0.59%
C000113211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		1.98%																0.88%																												2.21%
C000113210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		0.16%																0.23%																												2.03%
C000121097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		2.44%																4.74%																												4.34%
C000121098 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		3.69%																4.51%																												3.81%
C000121099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		5.74%																5.61%																												4.92%
C000121101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		2.82%																4.75%																												4.26%
C000121298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		18.43%																11.74%																												12.03%
C000185948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		25.42%														9.24%
C000121296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		25.37%																13.54%																												13.28%
C000121295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		22.75%																12.05%																												11.83%
C000121293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		18.16%																11.95%																												12.34%
C000123763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		(0.74%)																(0.04%)																												2.07%
C000123764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		1.05%																0.59%																												2.26%
C000221676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Including sales charges
Average Annual Return, Percent		0.90%																0.45%				0.35%
C000123765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		2.58%																1.12%																												2.80%
C000185950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		2.60%																1.15%						1.43%
C000123766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		(0.26%)																0.02%																												2.04%
C000170410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		7.25%																12.34%																										12.53%
C000170409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		13.43%																14.11%																										13.76%
C000170408 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		11.09%																12.69%																										12.38%
C000170407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		6.99%																12.54%																										12.80%
C000194050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		24.60%																4.68%																			4.06%
C000194051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		29.73%																4.98%																			3.91%
C000194052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		32.40%																6.27%																			5.17%
C000194053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		32.36%																6.25%																			5.18%
C000194055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		25.06%																4.65%																			3.92%
C000204698 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		4.28%																2.97%														2.49%
C000212404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		1.24%																0.98%										1.44%
C000212407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		3.07%																1.50%										1.78%
C000240253 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Including sales charges
Average Annual Return, Percent		2.91%										3.49%
C000212406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		4.64%																2.15%										2.41%
C000212401 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		4.68%																2.16%										2.42%
C000250195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares
Average Annual Return, Percent		4.48%		3.83%
C000212403 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		1.71%																0.93%										1.30%
C000242887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		6.66%								6.95%
C000242886 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		6.66%																8.52%																												10.46%
C000242885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		4.44%								5.70%
C000242888 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		0.51%																8.22%															9.77%
C000243741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		8.29%																12.11%																						12.36%
C000243740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		12.54%						13.41%
C000243739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		14.86%																12.39%																						12.64%
C000243737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P Shares
Average Annual Return, Percent		14.91%						14.75%
C000243738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		14.87%						14.73%
C000243743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		0.21%						6.91%
C000243750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		6.18%																8.46%																				8.53%
C000243746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P Shares
Average Annual Return, Percent		6.22%						10.17%
C000243745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		6.15%																8.33%																				8.36%
C000243744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		3.68%						8.62%
C000243742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		0.01%																8.08%																				8.11%
C000243755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		2.52%																13.28%								13.86%
C000243754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		6.58%						10.98%
C000243752 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		8.72%																13.55%								14.13%
C000243751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P Shares
Average Annual Return, Percent		8.87%						12.32%
C000243753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent		8.93%						12.32%
C000250182 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Including sales charges
Average Annual Return, Percent		1.11%																0.10%																												1.42%
C000250181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		4.39%																0.86%																												1.88%
C000250180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		2.93%																(0.01%)																												0.93%
C000250179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		1.00%				1.14%
C000250185 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		0.34%				0.57%
C000250186 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		2.16%																(0.45%)																												0.44%
C000250183 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		3.70%																0.46%																												1.38%
C000250184 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Including sales charges
Average Annual Return, Percent		0.50%																(0.23%)																												1.02%
C000250189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Including sales charges
Average Annual Return, Percent		0.57%																(0.41%)																												0.96%
C000250188 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		3.84%																0.33%																												1.42%
C000250187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		2.27%																(0.54%)																												0.47%
C000250190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		0.37%				0.41%
C000250194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		1.12%				1.27%
C000250191 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		3.05%																(0.14%)																												0.98%
C000250192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		4.50%																0.72%																												1.91%
C000250193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Including sales charges
Average Annual Return, Percent		1.25%																(0.08%)																												1.40%
Without Sales Load [Member] | C000080506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		9.52%																13.75%																												9.70%
Without Sales Load [Member] | C000080508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		8.75%																12.92%																												8.89%
Without Sales Load [Member] | C000080507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		9.83%																14.06%																												9.96%
Without Sales Load [Member] | C000080514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		16.53%																14.40%																												8.11%
Without Sales Load [Member] | C000080515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		15.71%																13.55%																												7.31%
Without Sales Load [Member] | C000080517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		16.45%																14.33%																												8.08%
Without Sales Load [Member] | C000086335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		2.71%																2.11%																												3.59%
Without Sales Load [Member] | C000086337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		1.86%																1.34%																												2.81%
Without Sales Load [Member] | C000086336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		2.64%																2.10%																												3.60%
Without Sales Load [Member] | C000087296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		18.13%																8.41%																												5.59%
Without Sales Load [Member] | C000087297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		16.84%																7.28%																												4.52%
Without Sales Load [Member] | C000087295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		17.74%																8.10%																												5.33%
Without Sales Load [Member] | C000087312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		20.59%																16.81%																												13.86%
Without Sales Load [Member] | C000087313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		20.82%																17.03%																												14.04%
Without Sales Load [Member] | C000087334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		5.49%																5.79%																												4.56%
Without Sales Load [Member] | C000087336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		4.54%																4.87%																												3.70%
Without Sales Load [Member] | C000087333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		5.33%																5.66%																												4.49%
Without Sales Load [Member] | C000087350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		8.28%																5.24%																												4.82%
Without Sales Load [Member] | C000087353 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		7.54%																4.46%																												4.03%
Without Sales Load [Member] | C000087351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		8.52%																5.44%																												4.99%
Without Sales Load [Member] | C000087356 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		10.22%																7.69%																												6.49%
Without Sales Load [Member] | C000087358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		9.13%																6.64%																												5.49%
Without Sales Load [Member] | C000087355 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		9.98%																7.47%																												6.29%
Without Sales Load [Member] | C000087360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		11.05%																9.60%																												7.40%
Without Sales Load [Member] | C000087363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		10.22%																8.77%																												6.59%
Without Sales Load [Member] | C000087361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		11.31%																9.82%																												7.60%
Without Sales Load [Member] | C000087366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		12.93%																11.42%																												8.59%
Without Sales Load [Member] | C000087368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		11.87%																10.40%																												7.60%
Without Sales Load [Member] | C000087365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		12.69%																11.23%																												8.41%
Without Sales Load [Member] | C000087371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		4.76%																1.57%																												1.99%
Without Sales Load [Member] | C000087372 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		4.89%																1.76%																												2.20%
Without Sales Load [Member] | C000087374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		6.71%																0.66%																												2.41%
Without Sales Load [Member] | C000087376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		5.59%																(0.37%)																												1.46%
Without Sales Load [Member] | C000087373 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		6.38%																0.38%																												2.23%
Without Sales Load [Member] | C000087378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		3.74%																1.08%																												1.00%
Without Sales Load [Member] | C000222390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A2 Shares - Excluding sales charges
Average Annual Return, Percent		4.07%																1.42%		1.38%
Without Sales Load [Member] | C000087379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		4.08%																1.40%																												1.36%
Without Sales Load [Member] | C000087394 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		30.49%																11.82%																												5.10%
Without Sales Load [Member] | C000087395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		28.99%																10.59%																												4.05%
Without Sales Load [Member] | C000087393 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		30.05%																11.44%																												4.83%
Without Sales Load [Member] | C000112265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		6.20%																8.26%																												6.10%
Without Sales Load [Member] | C000112260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		5.40%																7.46%																												5.30%
Without Sales Load [Member] | C000112258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		6.49%																8.55%																												6.34%
Without Sales Load [Member] | C000112270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		10.59%																9.79%																												5.77%
Without Sales Load [Member] | C000112267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		9.42%																8.68%																												4.69%
Without Sales Load [Member] | C000112269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		10.28%																9.49%																												5.48%
Without Sales Load [Member] | C000113213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		3.23%																1.13%																												2.48%
Without Sales Load [Member] | C000221672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Excluding sales charges
Average Annual Return, Percent		2.71%																0.71%				0.59%
Without Sales Load [Member] | C000113211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		2.97%																0.88%																												2.21%
Without Sales Load [Member] | C000113210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		3.26%																1.15%																												2.50%
Without Sales Load [Member] | C000121097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		5.61%																5.38%																												4.66%
Without Sales Load [Member] | C000121098 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		4.69%																4.51%																												3.81%
Without Sales Load [Member] | C000121101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		5.46%																5.28%																												4.58%
Without Sales Load [Member] | C000121298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		24.66%																12.90%																												12.67%
Without Sales Load [Member] | C000121295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		23.75%																12.05%																												11.83%
Without Sales Load [Member] | C000121293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		25.04%																13.22%																												12.98%
Without Sales Load [Member] | C000123763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		2.33%																0.88%																												2.54%
Without Sales Load [Member] | C000123764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		2.04%																0.59%																												2.26%
Without Sales Load [Member] | C000221676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Excluding sales charges
Average Annual Return, Percent		1.89%																0.45%				0.35%
Without Sales Load [Member] | C000123766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		2.30%																0.84%																												2.51%
Without Sales Load [Member] | C000170410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		12.90%																13.49%																										13.21%
Without Sales Load [Member] | C000170408 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		12.09%																12.69%																										12.38%
Without Sales Load [Member] | C000170407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		13.22%																13.82%																										13.49%
Without Sales Load [Member] | C000194050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		31.85%																5.87%																			4.80%
Without Sales Load [Member] | C000194051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		30.73%																4.98%																			3.91%
Without Sales Load [Member] | C000194055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		31.64%																5.73%																			4.67%
Without Sales Load [Member] | C000212404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		4.37%																1.91%										2.18%
Without Sales Load [Member] | C000212407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		4.07%																1.50%										1.78%
Without Sales Load [Member] | C000240253 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Excluding sales charges
Average Annual Return, Percent		3.91%										3.49%
Without Sales Load [Member] | C000212403 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		4.32%																1.76%										2.03%
Without Sales Load [Member] | C000242885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		5.44%								5.70%
Without Sales Load [Member] | C000242888 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		6.36%																8.22%															9.77%
Without Sales Load [Member] | C000243741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		14.60%																12.11%																						12.36%
Without Sales Load [Member] | C000243740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		13.54%						13.41%
Without Sales Load [Member] | C000243743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		5.49%						9.45%
Without Sales Load [Member] | C000243744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		4.68%						8.62%
Without Sales Load [Member] | C000243742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		5.83%																8.08%																				8.11%
Without Sales Load [Member] | C000243755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		8.49%																13.28%								13.86%
Without Sales Load [Member] | C000243754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		7.58%						10.98%
Without Sales Load [Member] | C000250182 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Excluding sales charges
Average Annual Return, Percent		4.24%																0.71%																												1.73%
Without Sales Load [Member] | C000250180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		3.93%																(0.01%)																												0.93%
Without Sales Load [Member] | C000250179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		4.13%				3.57%
Without Sales Load [Member] | C000250185 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		3.44%				2.98%
Without Sales Load [Member] | C000250186 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		3.16%																(0.45%)																												0.44%
Without Sales Load [Member] | C000250184 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Excluding sales charges
Average Annual Return, Percent		3.61%																0.38%																												1.33%
Without Sales Load [Member] | C000250189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Excluding sales charges
Average Annual Return, Percent		3.68%																0.20%																												1.27%
Without Sales Load [Member] | C000250187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		3.27%																(0.54%)																												0.47%
Without Sales Load [Member] | C000250190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		3.47%				2.82%
Without Sales Load [Member] | C000250194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		4.25%				3.71%
Without Sales Load [Member] | C000250191 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		4.05%																(0.14%)																												0.98%
Without Sales Load [Member] | C000250193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares - Excluding sales charges
Average Annual Return, Percent		4.38%																0.53%																												1.71%
U S Equity Yield Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Equity Yield Composite Index
Average Annual Return, Percent		5.21%	[1]															10.27%	[1]			8.87%	[2]																			8.68%	[3]			9.28%	[1]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Average Annual Return, Percent		20.81%	[4],[5]					23.39%	[6]	20.66%	[7]					11.70%	[8]	16.74%	[4],[5]			14.84%	[9]			15.79%	[10]						14.28%	[5]	13.86%	[11]						14.39%	[12]			14.08%	[4],[13]
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		22.02%	[14],[15],[16]					22.40%	[17]									15.58%	[14],[15],[16]																					12.33%	[16]			12.88%	[15]	11.79%	[14]
Global Equity Yield Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Equity Yield Composite Index
Average Annual Return, Percent	[18]	8.84%																9.87%																												7.70%
Morningstar High Yield Muni Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Muni Category Average
Average Annual Return, Percent		1.73%	[19]															1.43%	[19]					1.30%	[20]																					2.85%	[19]
High Yield Municipal Bond Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Municipal Bond Composite Index
Average Annual Return, Percent		3.33%	[21]															2.28%	[21]					2.28%	[22]																					3.62%	[21]
Bloomberg High Yield Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		2.77%	[23]															3.02%	[23]					2.72%	[24]																					4.39%	[23]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.17%	[25],[26],[27]	3.61%	[28]	3.61%	[29],[30]					3.65%	[31]	3.37%	[32]			1.16%	[25],[26],[27]	1.09%	[33]	1.07%	[34],[35]	1.57%	[36],[37],[38]			1.76%	[39]																	2.42%	[25],[26],[27]
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Average Annual Return, Percent		23.03%	[40],[41],[42],[43]					18.22%	[44]									12.33%	[40],[41],[42],[43]			10.46%	[45],[46]															7.16%	[41]							7.48%	[40],[42],[43]
Morningstar Foreign Large Blend Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Category Average
Average Annual Return, Percent		22.75%	[47]					15.16%	[48]									11.25%	[47]			9.60%	[49]																							7.37%	[47]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500®Index
Average Annual Return, Percent		21.45%	[50],[51],[52]					24.01%	[53]									17.64%	[50],[51],[52]			15.55%	[54],[55]			16.45%	[51]																			14.64%	[50],[52]
Morningstar Large Blend Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent		17.61%	[56],[57]					20.53%	[58]									15.77%	[56],[57]			13.52%	[59]			13.80%	[57]																			13.04%	[56]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%	[60],[61],[62],[63]															(0.24%)	[60],[61],[62],[63]			(0.32%)	[64],[65],[66]							1.86%	[67]															1.90%	[60],[61],[62],[63]
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent		6.32%	[68]															6.96%	[68]			6.90%	[69]							5.77%	[70]															5.52%	[68]
Morningstar Bank Loan Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Bank Loan Category Average
Average Annual Return, Percent		5.71%	[71]															5.94%	[71]			5.70%	[72]							4.52%	[73]															4.44%	[71]
Morningstar Global Moderately Conservative Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Moderately Conservative Allocation Category Average
Average Annual Return, Percent		11.03%	[74]															5.86%	[74]			5.21%	[75]																							5.25%	[74]
Conservative Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Composite Index
Average Annual Return, Percent		12.38%	[76]															6.31%	[76]			5.50%	[77]																							6.39%	[76]
Moderate Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Allocation Composite Index
Average Annual Return, Percent		15.55%	[78]															9.64%	[78]			8.44%	[79]																							8.59%	[78]
Morningstar Global Moderate Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Moderate Allocation Category Average
Average Annual Return, Percent		13.81%	[80]															8.65%	[80]			7.71%	[81]																							6.59%	[80]
Morningstar Global Moderately Aggressive Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Moderately Aggressive Allocation Category Average
Average Annual Return, Percent		16.31%	[82]															11.06%	[82]			9.95%	[83]																							8.38%	[82]
Equity Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equity Allocation Composite Index
Average Annual Return, Percent		22.01%	[84]															16.39%	[84]			14.35%	[85]																							12.88%	[84]
Morningstar Global Aggressive Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Aggressive Allocation Category Average
Average Annual Return, Percent		17.63%	[86]															12.16%	[86]			10.91%	[87]																							9.66%	[86]
Morningstar Short Term Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Short-Term Bond Category Average
Average Annual Return, Percent		5.74%	[88]															2.29%	[88]			2.21%	[89]																							2.38%	[88]
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return, Percent		5.07%	[90]															1.84%	[90]			1.79%	[91]																							1.97%	[90]
Morningstar Intermediate Core Plus Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Intermediate Core-Plus Bond Category Average
Average Annual Return, Percent		6.39%	[92]															0.56%	[92]			0.37%	[93]																							2.37%	[92]
Morningstar Muni National Short Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni National Short Category Average
Average Annual Return, Percent		3.68%	[94]											3.01%	[95]			1.58%	[94]	1.53%	[96]																									1.52%	[94]
Bloomberg 3 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-Year Municipal Bond Index
Average Annual Return, Percent		3.64%	[97]											2.92%	[98]			1.27%	[97]	1.21%	[99]																									1.56%	[97]
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI® ex USA Index (Net)
Average Annual Return, Percent	[100]	24.93%																11.18%																												7.67%
Morningstar Moderate Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Category Average
Average Annual Return, Percent		12.33%	[101]															9.32%	[101]																7.33%	[102]										8.09%	[101]
Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Composite Index
Average Annual Return, Percent		9.31%	[103]															9.01%	[103]																6.65%	[104]										7.07%	[103]
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent		6.15%	[105]															0.94%	[105]																2.26%	[106]										2.15%	[105]
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000®Index
Average Annual Return, Percent	[107]	14.41%																11.50%																												9.36%
Morningstar Small Blend Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Category Average
Average Annual Return, Percent	[108]	7.64%																12.09%																												8.91%
Morningstar Muni New York Long Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni New York Long Category Average
Average Annual Return, Percent		2.60%	[109]															1.06%	[109]			0.81%	[110]	1.05%	[111]																					2.13%	[109]
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		3.91%	[112]															1.32%	[112]			1.18%	[113]	1.48%	[114]																					2.28%	[112]
ICE BofA 1 5 Year BB B U S High Yield Corporate Cash Pay Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index
Average Annual Return, Percent	[115]	7.26%																5.63%																												5.28%
Morningstar High Yield Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Bond Category Average
Average Annual Return, Percent	[116]	7.61%																5.14%																												5.01%
Bloomberg California Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		4.05%	[117]															1.08%	[117]			0.99%	[118]	1.51%	[119]																					2.37%	[117]
Morningstar Muni California Long Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni California Long Category Average
Average Annual Return, Percent		2.81%	[120]															0.89%	[120]			0.75%	[121]	1.05%	[122]																					2.19%	[120]
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[123]	27.91%																7.46%																			5.47%
Morningstar Diversified Emerging Markets Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Diversified Emerging Markets Category Average
Average Annual Return, Percent	[124]	24.93%																7.63%																			5.04%
Average Lipper U S Government Money Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Average Lipper U.S. Government Money Market Fund
Average Annual Return, Percent	[125]	3.89%																2.71%														2.21%
Bloomberg Municipal Bond Index 1 15 Yr Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index 1-15 Yr Blend
Average Annual Return, Percent		4.83%	[126],[127]	4.23%	[128]	4.23%	[126]					3.55%	[129]					1.37%	[127],[130]									1.88%	[127]																	2.29%	[130]
Morningstar Muni National Intermediate Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni National Intermediate Category Average
Average Annual Return, Percent		4.14%	[131]	3.62%	[132]							3.65%	[133]					1.22%	[131]									1.65%	[131]
Morningstar Foreign Large Blend Category Average C000243746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[48]	16.98%
Morningstar Muni Single State Intermediate Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni Single State Intermediate Category Average
Average Annual Return, Percent		3.83%	[134]			3.12%	[134]											0.56%	[135]																											1.63%	[135]
Morningstar Muni Single State Intermediate Category Average C000250185 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[136]					3.12%
Morningstar Muni Single State Intermediate Category Average C000250190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[137]					3.12%
Morningstar Muni Single State Intermediate Category Average C000250194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[138]					3.12%
Morningstar Large Value Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category Average
Average Annual Return, Percent		10.51%	[139]															14.46%	[139]			13.13%	[140]																			9.66%	[141]			10.09%	[139]
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		11.15%	[142]															14.28%	[142]			12.95%	[143]												9.09%	[144]						9.56%	[145]			9.97%	[142]
Morningstar Global Large Stock Value Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Large Stock Value Category Average
Average Annual Return, Percent	[146]	18.41%																14.60%																												9.00%
Growth Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Allocation Composite Index
Average Annual Return, Percent		18.76%	[147]															13.00%	[147]			11.39%	[148]																							10.76%	[147]
Morningstar Large Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Category Average
Average Annual Return, Percent		25.79%	[149]													10.66%	[150]	15.03%	[149]																											15.36%	[149]
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		30.52%	[151]													15.54%	[152]	19.24%	[151]																											18.28%	[151]
Morningstar Global Large Stock Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Large Stock Growth Category Average
Average Annual Return, Percent		19.09%	[153],[154]					19.58%	[155]									10.35%	[153],[154]																					11.31%	[154]			11.99%	[153]
Morningstar Mid Cap Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Category Average
Average Annual Return, Percent		14.62%	[156]							13.35%	[157]							8.29%	[156]														10.38%	[156]												10.78%	[158]
Russell 2500TM Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Growth Index
Average Annual Return, Percent		15.78%	[159]							12.86%	[160]							8.05%	[159]														9.83%	[159]												10.65%	[161]
Morningstar Foreign Large Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Growth Category Average
Average Annual Return, Percent		16.98%	[162]					15.16%	[163]									6.67%	[162]																			6.39%	[162]

[1]	The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).
[2]	The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).
[3]	The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).
[4]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[5]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[6]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[7]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[8]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[9]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[10]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[11]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[12]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[13]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[14]	The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[15]	The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[16]	The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[17]	The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[18]	The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).
[19]	The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[20]	The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[21]	The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
[22]	The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
[23]	The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
[24]	The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
[25]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[26]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[27]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[28]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[29]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[30]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[31]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[32]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[33]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[34]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[35]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[36]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[37]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[38]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[39]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[40]	The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[41]	The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[42]	The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[43]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[44]	The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[45]	The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[46]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[47]	The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[48]	The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[49]	The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[50]	The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
[51]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[52]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[53]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[54]	The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
[55]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[56]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[57]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[58]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[59]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[60]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[61]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[62]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[63]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[64]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[65]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[66]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[67]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[68]	The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.
[69]	The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.
[70]	The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.
[71]	The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[72]	The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[73]	The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[74]	The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[75]	The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[76]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.
[77]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.
[78]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.
[79]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.
[80]	The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[81]	The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[82]	The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[83]	The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[84]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[85]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[86]	The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[87]	The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[88]	The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[89]	The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[90]	The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.
[91]	The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.
[92]	The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[93]	The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[94]	The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[95]	The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[96]	The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[97]	The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.
[98]	The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.
[99]	The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.
[100]	The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.
[101]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[102]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[103]	The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.
[104]	The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.
[105]	The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.
[106]	The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.
[107]	The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
[108]	The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[109]	The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[110]	The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[111]	The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[112]	The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.
[113]	The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.
[114]	The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.
[115]	The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.
[116]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[117]	The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.
[118]	The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.
[119]	The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.
[120]	The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[121]	The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[122]	The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[123]	The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[124]	The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[125]	The Average Lipper U.S. Government Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the U.S. government money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.
[126]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[127]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.
[128]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.
[129]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.
[130]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[131]	The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[132]	The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[133]	The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[134]	The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[135]	The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[136]	The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[137]	The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[138]	The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[139]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[140]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[141]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[142]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[143]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[144]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[145]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[146]	Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.
[147]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.
[148]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.
[149]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[150]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[151]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[152]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[153]	The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[154]	The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[155]	The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[156]	The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[157]	The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[158]	The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[159]	The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
[160]	The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
[161]	The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
[162]	The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[163]	The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.